Fees Summary	Aug. 24, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 47,245,900
Previously Paid Amount	0.00
Total Fee Amount	6,524.66
Total Offset Amount	0.00
Net Fee	6,524.66
Narrative - Max Aggregate Offering Price	$ 47,245,900
Final Prospectus	true